Long- Term Debt - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended		5 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	15 Months Ended
	Aug. 11, 2020	Jun. 28, 2018	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2017	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Feb. 01, 2020	Jul. 01, 2019	Apr. 26, 2019	Apr. 01, 2019	Aug. 07, 2017
OAK Street Health Inc and Affiliates [Member]
Debt Instrument [Line Items]
Notes payable										$ 80,000
Proceeds from long-term debt									$ 29,457
Hercules Capital Inc [Member] | Notes Payable, Other Payables [Member] | Debt Instrument Amendment Agreement Two [Member]
Debt Instrument [Line Items]
Long term debt variable interest rate percentage												9.75%
Debt instrument maturity date					Dec. 01, 2022
Long term debt description of variable interest rate spread					prime rate plus 5.00
Debt instrument variable interest rate spread								5.00%
Long term debt prepayment penalty percentage										0.50%
Debt instrument maturity start date					Oct. 01, 2021
Hercules Capital Inc [Member] | Notes Payable, Other Payables [Member] | Debt Instrument Amendment Agreement Two [Member] | Prepayment On Or Before Thirteenth June Two Thousand And Twenty [Member]
Debt Instrument [Line Items]
Long term debt prepayment penalty percentage					2.00%
Hercules Capital Inc [Member] | Notes Payable, Other Payables [Member] | Debt Instrument Amendment Agreement Two [Member] | Prepayment After Thirteenth June Two Thousand And Twenty But Before Thirty First December Two Thousand And Twenty [Member]
Debt Instrument [Line Items]
Long term debt prepayment penalty percentage					1.00%
Hercules Capital Inc [Member] | Notes Payable, Other Payables [Member] | Debt Instrument Amendment Agreement Two [Member] | Interest [Member]
Debt Instrument [Line Items]
Debt instrument maturity start date						Jul. 01, 2020
Hercules Capital Inc [Member] | Notes Payable, Other Payables [Member] | Debt Instrument Amendment Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument maturity date											Jun. 01, 2022
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member]
Debt Instrument [Line Items]
Derivative liability			$ 0					$ 0		$ 152
Debt instrument accrual of end of term charge			0					0		$ 4,760
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Gain loss due to changes in fair value of derivative liability			$ 449	$ 30				$ 152	$ 519
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Principal And End Of Term Charge [Member]
Debt Instrument [Line Items]
Debt instrument maturity date							Sep. 01, 2021
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Interest [Member]
Debt Instrument [Line Items]
Debt instrument frequency of periodic payment							13 months
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Principal [Member]
Debt Instrument [Line Items]
Debt instrument frequency of periodic payment							36-month
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument face value																$ 20,000
Long term debt variable interest rate percentage			9.75%					9.75%		9.75%						9.75%
Long term debt description of variable interest rate spread								Prime Rate plus 5.00%
Debt instrument variable interest rate spread								4.75%
Proceeds from long-term debt		$ 10,000
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Within Twelve Months From The Closing Date [Member]
Debt Instrument [Line Items]
Long term debt prepayment penalty percentage								3.00%
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | After Twelve Months And Within Twenty Four Months From The Closing Date [Member]
Debt Instrument [Line Items]
Long term debt prepayment penalty percentage								2.00%
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | After Twenty Four Months From The Closing Date [Member]
Debt Instrument [Line Items]
Long term debt prepayment penalty percentage								1.00%
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt prepayment penalty percentage								1.00%
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt prepayment penalty percentage								3.00%
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Debt Instrument Amendment Agreement Two [Member]
Debt Instrument [Line Items]
Long term debt description of variable interest rate spread								the Prime Rate minus 4.75%.
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Debt Instrument Amendment Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument maturity date											Jun. 01, 2022
Debt instrument end of term charge in percentage terms								5.95%
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Tranche One [Member] | Debt Instrument Amendment Agreement Two [Member] | Principal And End Of Term Charge [Member]
Debt Instrument [Line Items]
Notes payable	$ 80,000
Long term debt variable interest rate percentage	9.75%
Debt instrument maturity date	Dec. 31, 2022
Debt instrument prepayment charge	$ 3,204
Interest rate accrual percentage on maturity	107.00%
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Tranche One [Member] | Debt Instrument Amendment Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument face value															$ 30,000
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Tranche Four [Member] | Debt Instrument Amendment Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument face value													$ 10,000
Proceeds from long-term debt		$ 10,000
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Tranche Two [Member] | Debt Instrument Amendment Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument face value														$ 30,000
Hercules Capital Inc [Member] | OAK Street Health Inc and Affiliates [Member] | Notes Payable, Other Payables [Member] | Tranche Three [Member] | Debt Instrument Amendment Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument face value													$ 20,000